COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9:-	COMMITMENTS AND CONTINGENCIES

a.	Operating lease commitments:

Lease of a new Office Building

On November 1, 2021 the Company entered into a lease agreement (“New Lease Agreement”) of an office building located in Rosh Ha’ayen, Israel (“Premises”). The New Lease Agreement included a right to use office spaces and related facilities.

The lease term is for 67 months, starting from July 1, 2022. However, the Company was given access to the Premises starting from November 2021 in order to allow it to construct leasehold improvements. The Company has an option to renew the lease for additional 60 months, which will be exercised automatically unless the Company informs the lessor in advance.

The lease payments are linked to the Israeli consumer price index (CPI).

Other lease agreements

In May 2018 the Company entered into a lease agreement of a facility for its office (“Current Lease Agreement”). As a result of the New Lease Agreement, the Company informed the lessor it does not intend to extend the Current Lease Agreement beyond November 2021. In November 2021 the parties agreed to modify the existing lease agreement for an additional period, ending in August 2022. As part of the Current Lease Agreement, the Company received a loan from the owner of the Company’s office in Israel in the amount of NIS 9,700 thousand (approximately $3,119) to be used for constructing lease hold improvements. The loan bears an annual interest of 3.58% and is to be repaid in 120 fixed monthly installments of NIS 98,500 (approximately $32). As part of Company’s decision not to extend the lease, the loan was repaid in full in 2021.

Financial expenses with respect to loan for the years ended December 31, 2021, 2020 and 2019, amounted to $94, $89 and $94, respectively.

The Company also leases additional office spaces, mainly in USA.

The minimum future lease payments under the operating leases agreements subsequent to December 31, 2021, are as follows (including relevant option periods):

Year ended December 31,	Total

2022	$1,196
2023	3,198
2024	3,932
2025	4,282
2026 and thereafter	31,725

$44,333

Total rent expenses for the years ended December 31, 2021, 2020 and 2019 amounted to $1,819, $956 and $777, respectively.

b.	Legal proceedings:

The Company is currently not part, as plaintiff or defendant, to any legal proceedings that, individually or in the aggregate, are expected by the Company to have a material effect on the Company's business, financial position, results of operations or cash flows. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are reviewed at least yearly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a matter.